STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—98.8%			Commercial Banks (Continued)
Consumer Discretionary—9.0%			SVB Financial
Auto Components—1.5%			Group[1]	94,440	$20,999,678
Visteon Corp.[1]	508,140	$34,223,229			109,211,082
Hotels, Restaurants & Leisure—3.4%			Insurance—3.0%
Domino's Pizza, Inc.	166,010	42,847,181	Arthur J. Gallagher
Wendy's Co. (The)	1,844,190	32,992,559	& Co.	360,510	28,155,831
		75,839,740	Fidelity National
			Financial, Inc.	592,350	21,650,393
Specialty Retail—4.1%			Lincoln National
Burlington Stores,			Corp.	314,019	18,432,915
Inc.[1]	269,560	42,234,661			68,239,139
O'Reilly Automotive,
Inc.[1]	47,800	18,560,740	Real Estate Investment Trusts (REITs)—9.5%
Ulta Beauty, Inc.[1]	90,420	31,532,166	AGNC Investment
		92,327,567	Corp.	1,820,694	32,772,492
			Equinix, Inc.	62,170	28,172,957
Consumer Staples—4.2%			Lamar Advertising
Beverages—1.9%			Co., Cl. A	538,880	42,711,629
Coca-Cola			Mid-America
European Partners			Apartment
plc	828,350	42,858,829	Communities, Inc.	121,179	13,248,500
Food & Staples Retailing—0.8%			Outfront Media, Inc.	399,920	9,358,128
BJ's Wholesale Club			Prologis, Inc.	955,590	68,754,700
Holdings, Inc.[1]	654,070	17,921,518	SL Green Realty
Food Products—1.5%			Corp.	204,740	18,410,221
Conagra Brands,					213,428,627
Inc.	1,209,140	33,541,544	Health Care—11.9%
Energy—8.5%			Biotechnology—2.5%
Oil, Gas & Consumable Fuels—8.5%			BioMarin
Magellan			Pharmaceutical,
Midstream Partners			Inc.[1]	180,190	16,006,278
LP2	585,929	35,524,875	Sarepta
Noble Energy, Inc.	3,478,663	86,027,336	Therapeutics, Inc.[1]	77,020	9,180,014
Shell Midstream			Seattle Genetics,
Partners LP2	2,514,830	51,428,273	Inc.[1]	194,540	14,248,109
Valero Energy Corp.	226,360	19,202,119	Vertex
		192,182,603	Pharmaceuticals,
			Inc.[1]	88,110	16,207,834
Financials—17.9%					55,642,235
Capital Markets—0.5%
Intercontinental			Health Care Equipment & Supplies—5.0%
Exchange, Inc.	158,210	12,046,110	ABIOMED, Inc.[1]	43,700	12,480,283
			Boston Scientific
Commercial Banks—4.9%			Corp.[1]	956,200	36,698,956
East West Bancorp,			IDEXX Laboratories,
Inc.	797,360	38,249,359	Inc.[1]	68,160	15,240,576
Huntington			Insulet Corp.[1]	195,590	18,598,653
Bancshares, Inc.	1,645,120	20,860,122	Zimmer Biomet
Sterling Bancorp	1,562,100	29,101,923	Holdings, Inc.	236,460	30,195,942
					113,214,410

1 OPPENHEIMER MAIN STREET MID CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Health Care Providers & Services—1.7%			IT Services (Continued)
HCA Healthcare,			First Data Corp.,
Inc.	161,760	$21,090,269	Cl. A1	2,045,589	$53,737,623
LHC Group, Inc.[1]	158,480	17,569,093	Perspecta, Inc.	537,736	10,873,022
		38,659,362			128,201,659
Life Sciences Tools & Services—1.2%			Semiconductors & Semiconductor
Agilent			Equipment—5.3%
Technologies, Inc.	329,860	26,514,147	Applied Materials,
Pharmaceuticals—1.5%			Inc.	868,871	34,459,424
Elanco Animal			Microchip
Health, Inc.[1]	1,047,210	33,584,025	Technology, Inc.	715,940	59,394,383
			MKS Instruments,
Industrials—16.7%			Inc.	266,060	24,756,883
Aerospace & Defense—2.4%					118,610,690
L3 Technologies, Inc.	150,220	31,000,901
Spirit AeroSystems			Software—3.9%
Holdings, Inc., Cl. A	245,100	22,434,003	Palo Alto Networks,
		53,434,904	Inc.[1]	127,570	30,984,202
			Q2 Holdings, Inc.[1]	178,390	12,355,291
Airlines—2.4%			Red Hat, Inc.[1]	56,030	10,236,681
Spirit Airlines, Inc.[1]	1,033,654	54,638,950	ServiceNow, Inc.[1]	143,890	35,467,446
Building Products—2.0%					89,043,620
Masco Corp.	1,161,870	45,673,110	Technology Hardware, Storage &
Commercial Services & Supplies—1.7%			Peripherals—0.5%
KAR Auction			Western Digital
Services, Inc.	416,470	21,369,075	Corp.	236,852	11,383,107
Waste Connections,			Materials—5.0%
Inc.	203,303	18,010,613	Chemicals—3.7%
		39,379,688	Eastman Chemical
Machinery—4.0%			Co.	1,097,720	83,294,994
Stanley Black &			Metals & Mining—1.3%
Decker, Inc.	237,910	32,396,205	Franco-Nevada
Wabtec Corp.	788,840	58,153,285	Corp.	389,860	29,258,993
		90,549,490	Telecommunication Services—3.0%
Professional Services—1.2%			Diversified Telecommunication Services—0.6%
Korn Ferry	607,410	27,199,820	Zayo Group
Road & Rail—1.7%			Holdings, Inc.[1]	497,446	14,137,415
Canadian Pacific			Wireless Telecommunication Services—2.4%
Railway Ltd.	186,550	38,434,897	T-Mobile US, Inc.[1]	781,860	54,026,526
Trading Companies & Distributors—1.3%			Utilities—5.2%
Fastenal Co.	445,313	28,638,079	Electric Utilities—1.0%
Information Technology—17.4%			PPL Corp.	730,590	23,188,927
Communications Equipment—2.0%			Gas Utilities—3.0%
Motorola Solutions,			AmeriGas Partners
Inc.	322,400	45,271,408	LP2	1,712,449	52,863,301
IT Services—5.7%			South Jersey
DXC Technology Co.	988,820	63,591,014	Industries, Inc.	469,520	15,057,506
					67,920,807

2 OPPENHEIMER MAIN STREET MID CAP FUND

	Shares	Value		Shares	Value
Multi-Utilities—1.2%			Investment Company—4.6%
Dominion Energy,			Oppenheimer
Inc.	333,420	$25,559,977	Institutional
Total Common Stocks			Government Money
(Cost $2,009,718,909)		2,227,281,228	Market Fund, Cl.
			E, 2.42%[3,4] (Cost
			$103,960,962)	103,960,962	$103,960,962

			Total
			Investments,
			at Value (Cost
			$2,113,679,871)	103.4%	2,331,242,190
			Net Other Assets
			(Liabilities)	(3.4)	(75,577,167)
			Net Assets	100.0% $ 2,255,665,023

Footnotes to Statement of Investments
1. Non-income producing security.
2. Security is a Master Limited Partnership.
3. Rate shown is the 7-day yield at period end.
4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross		Gross	Shares
	June 30, 2018	Additions		Reductions March 31, 2019
Investment Company
Oppenheimer Institutional
Government Money Market Fund,
Cl. E	33,878,541	722,016,252		651,933,831	103,960,962
					Change in
				Realized	Unrealized
	Value	Income		Gain (Loss)	Gain (Loss)
Investment Company
Oppenheimer Institutional
Government Money Market Fund,
Cl. E	$103,960,962	$767,830	$	— $	—

3 OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

1. Organization
Oppenheimer Main Street Mid Cap Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”),
a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The
Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies
Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S.
dollars.Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.
(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

4 OPPENHEIMER MAIN STREET MID CAP FUND

3. Securities Valuation (Continued)
occurred, the security is valued at the mean between the quoted bid and asked prices. Over-
the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions.When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
    The Fund classifies each of its investments in investment companies which are publicly

5 OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)
offered as Level 1. Investment companies that are not publicly offered, if any, are classified as
Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

				Level 3—
	Level 1—		Level 2—	Significant
	Unadjusted		Other Significant Unobservable
	Quoted Prices Observable Inputs			Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$202,390,536	$	— $	— $	202,390,536
Consumer Staples	94,321,891		—	—	94,321,891
Energy	192,182,603		—	—	192,182,603
Financials	402,924,958		—	—	402,924,958
Health Care	267,614,179		—	—	267,614,179
Industrials	377,948,938		—	—	377,948,938
Information Technology	392,510,484		—	—	392,510,484
Materials	112,553,987		—	—	112,553,987
Telecommunication Services	68,163,941		—	—	68,163,941
Utilities	116,669,711		—	—	116,669,711
Investment Company	103,960,962		—	—	103,960,962
Total Assets	$ 2,331,242,190 $		— $	— $	2,331,242,190

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

4. Investments and Risks
Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”).Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the
Affiliated Funds.When applicable, the Fund's investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per
share.As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’
expenses, including their management fee. The Manager will waive fees and/or reimburse
Fund expenses in an amount equal to the indirect management fees incurred through the
Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the
Fund’s shares.To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

6 OPPENHEIMER MAIN STREET MID CAP FUND

4. Investments and Risks (Continued)
Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The
Fund may invest in money market instruments by investing in Class E shares of Oppenheimer
Institutional Government Money Market Fund ("IGMMF"), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market
(“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the
MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an
MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price.The value of the
Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities.
These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and

7 OPPENHEIMER MAIN STREET MID CAP FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)
principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Pending Acquisition
On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the
“Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the
“Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc.
will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company
Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for
U.S. federal income tax purposes.
    Each Reorganization is subject to the approval of shareholders of each Fund. Shareholders

8 OPPENHEIMER MAIN STREET MID CAP FUND

6. Pending Acquisition (Continued)
of record of each Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Trusts' Board of Trustees considered in approving the Agreement. The combined prospectus and proxy statement was distributed to shareholders of record on or about February 28, 2019.
    Each Fund was expected to hold a shareholder meeting on April 12, 2019, at which shareholders of record (as of January 14, 2019) of each Fund would have been entitled to vote on the Reorganization. However, as of April 12, 2019, quorum had not yet been obtained with respect to each Fund; therefore, the shareholder meeting with respect to each Fund has been adjourned to May 17, 2019 for the purpose of providing additional time for shareholders to vote. The meeting may be adjourned or postponed further, as necessary.
    If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

9 OPPENHEIMER MAIN STREET MID CAP FUND